PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
U.S. Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial losses	$ (3)	$ (2)
Unrecognized prior service credits	11	14
United States | Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial losses	(21)	(20)
Unrecognized prior service credits	0	0
Foreign Plan | Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial losses	(76)	(65)
Unrecognized prior service credits	$ 27	$ 26